Significant Accounting Policies (Policies) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accounting records of the BD 401(k) Plan (the Plan) are maintained on the accrual basis of accounting.
Cash Equivalents	Cash Equivalents The Plan considers all highly-liquid investments with a maturity of 90 days or less when purchased to be cash equivalents.
Benefit Payments	Benefit Payments Benefit payments are recorded when paid.
Administrative Expenses
Administrative Expenses
Investment management fees, brokerage fees, commissions, stock transfer taxes, and other expenses related to each investment fund are paid out of the respective fund. Other expenses, such as trustee fees, and other administrative expenses are shared by Becton, Dickinson and Company (BD or the Company) and the Plan. Expenses that are paid by the Company are excluded from these financial statements.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred.If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan is reduced and a benefit payment is recorded.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are stated at fair value with the exception of the stable value fund noted below. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion and disclosures related to fair value measurements.
Participants have the option of investing in a stable value fund which is a separately managed account. The stable value fund purchases synthetic investment contracts (Synthetic GICs). These investment contracts are recorded at contract value (see Note 5). Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The contract value of the fully benefit-responsive investment contracts represents contributions plus earnings, less participant withdrawals and administrative expenses.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year (see Note 3 for description of how income from the BD Defined Contribution Plan Master Trust (the Master Trust) is attributed to the Plan).